Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statement for the year
Interest receivable	£ 6,271	£ 5,784	£ 5,792
Interest payable	(790)	(1,012)	(1,253)
Net interest income	5,481	4,772	4,539
Fees and commissions receivable	2,054	1,890	1,900
Fees and commissions payable	(499)	(444)	(473)
Income from trading activities	25	(425)	(73)
Other operating income	1,086	246	(267)
Non-interest income	2,666	1,267	1,087
Total income	8,147	6,039	5,626
Staff costs	(844)	(713)	(1,000)
Premises and equipment	(273)	(233)	(442)
Other administrative expenses	(2,921)	(3,326)	(3,306)
Depreciation and amortisation	(282)	(127)	(136)
Write down of goodwill and other intangible assets.		(16)	(85)
Operating expenses	(4,320)	(4,415)	(4,969)
Profit before impairment (losses)/releases	3,827	1,624	657
Impairment (losses)/releases	(311)	(125)	54
Operating profit before tax	3,516	1,499	711
Tax charge	(812)	(683)	(373)
Profit from continuing operations	2,704	816	338
Loss from discontinued operations net of tax	(635)	(1,683)	(1,544)
Profit/(loss) for the year	2,069	(867)	(1,206)
Attributable to:
Non-controlling interests	4		(1)
Ordinary shareholders	2,065	(867)	(1,205)
Profit/(loss) for the year	£ 2,069	£ (867)	£ (1,206)